DEBT (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended	3 Months Ended	12 Months Ended							12 Months Ended								3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended							0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Mar. 31, 2014 USD ($)		Mar. 31, 2014 Consolidated VIE's USD ($)	Dec. 31, 2013 Consolidated VIE's USD ($)	Dec. 31, 2012 Consolidated VIE's USD ($)	Dec. 31, 2013 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2014 Arabian Amines Company USD ($)	Dec. 31, 2013 Arabian Amines Company USD ($)	Mar. 31, 2014 Term loans USD ($)	Dec. 31, 2013 Term loans USD ($)	Dec. 31, 2012 Term loans USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2013 Additional Term Loan USD ($)	Dec. 31, 2013 Senior Credit Facilities USD ($)	Dec. 31, 2012 Senior Credit Facilities USD ($)	Mar. 31, 2014 Senior Credit Facilities	Aug. 22, 2013 Senior Credit Facilities USD ($)	Mar. 11, 2013 Senior Credit Facilities USD ($)	Mar. 31, 2014 Other debt instruments USD ($)	Dec. 31, 2013 Other debt instruments USD ($)	Dec. 31, 2012 Other debt instruments USD ($)	Mar. 31, 2014 Revolving Facility USD ($)	Dec. 31, 2013 Revolving Facility USD ($)	Oct. 15, 2013 Revolving Facility USD ($)	Mar. 31, 2014 Revolving Facility Joint venture to be completed in 2014 USD ($)	Dec. 31, 2013 Revolving Facility Joint venture to be completed in 2014 USD ($)	Mar. 31, 2014 Revolving Facility Maximum	Dec. 31, 2013 Revolving Facility Maximum	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 11, 2013 Term Loan B USD ($)	Dec. 23, 2013 Term Loan C USD ($)	Mar. 31, 2014 Term Loan C USD ($)	Dec. 31, 2013 Term Loan C USD ($)	Mar. 31, 2014 Extended Term Loan B USD ($)	Dec. 31, 2013 Extended Term Loan B USD ($)	Mar. 31, 2014 Extended Term Loans B Series 2 USD ($)	Dec. 31, 2013 Extended Term Loans B Series 2 USD ($)	Mar. 31, 2014 Intercompany Note USD ($)	Dec. 31, 2013 Intercompany Note USD ($)	Mar. 31, 2014 Intercompany Note Minimum	Dec. 31, 2013 Intercompany Note Minimum	Mar. 31, 2014 Intercompany Note Maximum	Dec. 31, 2013 Intercompany Note Maximum	Dec. 31, 2013 2021 Senior Notes USD ($)	Dec. 31, 2013 2021 Senior Notes EUR (€)	Dec. 23, 2013 2021 Senior Notes USD ($)	Dec. 23, 2013 2021 Senior Notes EUR (€)	Dec. 31, 2013 2021 Senior Notes Prior to January 15, 2021	Dec. 31, 2013 2020 Senior Notes USD ($)	Mar. 04, 2013 2020 Senior Notes USD ($)	Nov. 19, 2012 2020 Senior Notes USD ($)	Dec. 31, 2013 2020 Senior Notes Prior to August 17, 2020	Dec. 31, 2013 2020 Senior Notes Occurrence of certain change of control events	Dec. 31, 2013 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2013 Senior Subordinated Notes, March 2021 USD ($)	Mar. 31, 2014 Accounts receivable programs USD ($)	Dec. 31, 2013 Accounts receivable programs USD ($)	Dec. 31, 2012 Accounts receivable programs USD ($)	Apr. 29, 2013 U.S. A/R Program Maturing April 2016	Dec. 31, 2013 U.S. A/R Program Maturing April 2016 USD ($)	Apr. 29, 2013 EU A/R Program Maturing April 2016	Dec. 31, 2013 EU A/R Program Maturing April 2016 USD ($)	Dec. 31, 2013 EU A/R Program Maturing April 2016 EUR (€)	Mar. 31, 2014 HPS (China) debt USD ($)	Dec. 31, 2013 HPS (China) debt USD ($)	Dec. 31, 2012 HPS (China) debt USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2013 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2013 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2013 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Oct. 15, 2013 New Term Loan USD ($)	Dec. 31, 2013 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2013 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2013 Multi- purpose Islamic term facility Arabian Amines Company USD ($)	Mar. 31, 2014 Senior notes USD ($)	Dec. 31, 2013 Senior notes USD ($)	Dec. 31, 2012 Senior notes USD ($)	Mar. 31, 2014 Senior subordinated notes USD ($)	Dec. 31, 2013 Senior subordinated notes USD ($)	Dec. 31, 2012 Senior subordinated notes USD ($)
Debt
Total debt - excluding debt to affiliates		$ 3,910		$ 3,702			$ 3,891		$ 238	$ 247	$ 270		$ 166	$ 169	$ 1,338	$ 1,351	$ 1,565									$ 77	$ 72	$ 72																																				$ 247	$ 248	$ 241						$ 40	$ 40	$ 94							$ 120	451		$ 1,060	$ 1,061	$ 568	$ 891	$ 891	$ 892
Total current portion of debt		277	[1],[2]	288	[1]		270	[2]	179	183	193																																																																								49
Long-term portion		3,633	[1],[2]	3,414	[1]		3,621	[2]	59	64	77
Notes payable to affiliates-current		100		100			100
Notes payable to affiliates-noncurrent		779		599			712
Total debt		4,789		4,401			4,703																																																		647						541
Committed Amount																													400	400						7	5
Revolving Increase provided by commitments																													200	200	200
Total Revolving commitment amount																																600	600
Principal Outstanding																																								50	50	952	962	339	342
Amount Outstanding																		78	56	224									0	0									352	48	48	951	961	339	342							415	300				650	247				350	530					90		158	114				4	10	61	26	160
Reference rate																													USD LIBOR	USD LIBOR										USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR			U.S. A/R Program	U.S. A/R Program	LIBOR	LIBOR																	USD LIBOR		GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR				LIBOR	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate
Reference rate (as a percent)																													2.50%	2.50%										2.25%	2.25%	2.50%	2.50%	2.75%	3.00%			(0.10%)	(0.10%)	(0.25%)	(0.25%)																	1.10%		1.35%	1.35%				0.48%	90.00%	90.00%
Amount of letter of credit and bank guarantees issued and outstanding																													17	17																																						7
Weighted average interest rate at period end (as a percent)																					3.00%		3.00%																																																							6.00%	6.00%
Interest rate (as a percent)																																																				5.125%	5.125%				4.875%					8.625%	8.625%												1.00%	6.00%	6.00%
Principal amount of notes issued																								100	225																													415	300			250	400																					1,200
A/R Programs
Debt instrument covenant consolidated leverage ratio																																		3.75	3.75
Reduction in applicable margin on borrowings (as a percent)																																																																			1.10%		1.35%
Extension period of scheduled commitment termination date																																																																			2 years		2 years
Repayment of debt																																						193	368																																				4	47	293
Maximum Funding Availability																																																																				250		311	225
Percentage of principal amount at which the entity may redeem some or all of the notes																																																								100.00%				100.00%	101.00%
Variable interest entity ownership percentage												50.00%	50.00%	50.00%
Outstanding loan due to Huntsman Corporation																																														807	872
Due to Huntsman Corporation, current																																														100	100
Loss on early extinguishment of debt	35	51		80		7															17	2																1			16
Accounts receivable pledged as collateral																																																																	$ 521	$ 520
Percentage of amortization of the original principal amount																																																																																1.00%
Percentage of guarantee, given by Zamil Group														100.00%
Percentage of interest in Zamil Group														50.00%

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."